UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22798

FS Global Credit Opportunities Fund—A

(Exact name of registrant as specified in charter)

201 Rouse Boulevard
Philadelphia, Pennsylvania	19112
(Address of principal executive offices)	(Zip code)

Michael C. Forman

FS Global Credit Opportunities Fund—A

201 Rouse Boulevard

Philadelphia, Pennsylvania 19112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 495-1150

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments (in thousands, except share and per share amounts).

FS Global Credit Opportunities Fund—A (the “Company”), a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company, invests substantially all of its assets in FS Global Credit Opportunities Fund (the “Fund”), a separate non-diversified, closed-end management investment company with the same investment objectives and strategies as the Company. As of September 30, 2018, the Company invested $1,102,884 in the Fund, representing approximately 99.7% of the Company’s net assets and approximately 69.9% of the Fund’s net assets.

The Company invests substantially all of its assets in the Fund. As such, the Company determines the net asset value (“NAV”) of its common shares of beneficial interest, par value $0.001 per share (“common shares”), daily based on the NAV of its interest in the Fund (as provided by the Fund). The Company calculates NAV per common share by subtracting liabilities (including accrued expenses and distributions) from the total assets of the Company (the value of its interest in the Fund, plus cash and other assets, including interest and distributions accrued but not yet received), and dividing the result by the total number of its outstanding common shares. The Company’s investment in the Fund is considered Level 3, as defined under fair value accounting standards.

As of September 30, 2018, the Company had $1,106,745 of net assets, 139,987,276 common shares outstanding and a NAV per common share of approximately $7.91.

The Fund's unaudited consolidated schedule of investments as of September 30, 2018 is set forth below:

1

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments

As of September 30, 2018

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Senior Secured Loans—First Lien—45.1%
Acosta, Inc.	(p)	Media	L+325	1.0%	9/26/21	$11,000	$8,598	$8,298
Aspect Software, Inc.	(v)(w)	Software & Services	L+1050	1.0%	5/25/20	6,915	6,915	6,129
Aspect Software, Inc.	(v)(w)	Software & Services	L+400, 650 PIK (650 Max PIK)		5/25/20	9,253	9,253	8,201
Avaya Inc.	(e)	Technology Hardware & Equipment	L+425		12/15/24	39,700	39,604	40,100
Brazos Delaware II, LLC	(e)	Energy	L+400		5/21/25	27,930	27,794	27,843
Casablanca US Holdings Inc.	(e)	Consumer Services	L+400		3/29/24	50,733	50,242	50,162
CCS-CMGC Holdings, Inc.	(f)	Health Care Equipment & Services	L+550		10/1/25	20,000	19,800	20,044
CLP Issuer, LLC	(v)	Diversified Financials	L+1000	1.0%	4/28/21	18,000	18,000	18,495
CLP Issuer, LLC	(g)(v)	Diversified Financials	L+1000	1.0%	4/28/21	18,000	18,000	18,495
Commercial Barge Line Co.	(e)	Transportation	L+875	1.0%	11/12/20	25,350	24,124	19,702
Diamond Resorts International, Inc.	(e)	Consumer Services	L+375	1.0%	9/2/23	12,794	12,658	12,517
Diebold Nixdorf, Inc.	(e)	Technology Hardware & Equipment	L+275		11/6/23	17,373	15,041	14,995
Diebold Nixdorf, Inc.		Technology Hardware & Equipment	L+925		8/30/22	10,000	10,000	10,479
Fairway Group Acquisition Co.	(i)(p)(w)	Food & Staples Retailing	10.0% PIK (10.0% Max PIK)		11/27/23	4,634	4,232	510
Fairway Group Acquisition Co.	(v)(w)	Food & Staples Retailing	12.0% PIK (12.0% Max PIK)		1/3/20	7,140	7,140	6,944
Fairway Group Acquisition Co.	(v)(w)	Food & Staples Retailing	L+400, 1100 PIK (1100 Max PIK)		8/28/23	500	493	500
Fairway Group Acquisition Co.	(g)(v)(w)	Food & Staples Retailing	L+400, 1100 PIK (1100 Max PIK)		8/28/23	1,101	1,101	1,101
Fairway Group Acquisition Co.	(v)(w)	Food & Staples Retailing	L+400, 1100 PIK (1100 Max PIK)		8/28/23	2,518	2,358	2,518
Getty Images, Inc.	(e)	Media	L+350	1.3%	10/18/19	39,894	36,540	39,669
ION Trading Finance Ltd.	(e)	Diversified Financials	L+400	1.0%	11/21/24	26,932	26,866	26,861
J. Crew Group, Inc.		Retailing	L+322	1.0%	3/5/21	29,587	19,243	27,012
JC Penney Corp., Inc.	(e)(f)	Retailing	L+425	1.0%	6/23/23	35,621	33,457	32,830
LD Intermediate Holdings, Inc.	(e)	Software & Services	L+588	1.0%	12/9/22	28,688	26,631	27,827
LifeScan Global Corp.	(e)(f)	Health Care Equipment & Services	L+600		10/1/24	30,000	29,100	29,747
Mavenir Systems, Inc.	(e)	Software & Services	L+600	1.0%	5/8/25	26,933	26,414	27,000
McDermott Technology Americas Inc.	(e)	Capital Goods	L+500	1.0%	5/10/25	19,900	19,514	20,198
Monitronics International, Inc.	(e)	Consumer Services	L+550	1.0%	9/30/22	19,861	19,506	19,424
Origami Owl, LLC	(i)(p)(v)	Consumer Durables & Apparel	L+700, 50 PIK (50 Max PIK)	2.5%	12/5/19	26,087	21,167	2,250

See notes to unaudited consolidated schedule of investments.

2

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2018

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor	Maturity	Principal Amount(c)		Amortized Cost	Fair Value(d)
Origami Owl, LLC	(i)(p)(v)	Consumer Durables & Apparel	L+700, 50 PIK (50 Max PIK)	2.5%	12/5/19		$2,747	$2,243	$237
P.F. Chang's China Bistro, Inc.		Consumer Services	L+500	1.0%	9/1/22		14,850	14,489	14,854
Propulsion Acquisition, LLC		Capital Goods	L+600	1.0%	7/13/21		17,566	16,896	17,391
Quest Software US Holdings Inc.	(e)	Software & Services	L+425		5/16/25		42,500	42,297	42,911
Sheridan Production Co., LLC	(e)(f)	Energy	L+350	0.8%	10/1/19		21,745	19,688	20,077
Sheridan Production Co., LLC	(e)(f)	Energy	L+350	0.8%	10/1/19		2,883	2,610	2,662
Sheridan Production Co., LLC	(e)(f)	Energy	L+350	0.8%	10/1/19		1,759	1,593	1,625
Staples Canada, ULC	(v)	Retailing	L+700	1.0%	9/12/24	C$	29,170	23,554	22,571
SunGard Availability Services Capital, Inc.		Software & Services	L+1000	1.0%	10/1/22		$5,880	5,621	5,791
SunGard Availability Services Capital, Inc.	(e)	Software & Services	L+700	1.0%	9/30/21		24,785	24,604	23,050
Westbridge Technologies, Inc.	(e)	Technology Hardware & Equipment	L+850	1.0%	4/28/23		40,586	40,059	41,093
Windstream Services, LLC	(e)	Telecommunication Services	L+400	0.8%	3/29/21		20,066	19,382	19,196
Total Senior Secured Loans—First Lien								746,827	731,309
Unfunded Loan Commitments								(19,101)	(19,101)
Net Senior Secured Loans—First Lien								727,726	712,208

Senior Secured Loans—Second Lien—15.3%
American Bath Group, LLC		Capital Goods	L+975	1.0%	9/30/24		60,000	57,773	60,900
Fairway Group Acquisition Co.	(i)(p)(w)	Food & Staples Retailing	11.0% PIK (11.0% Max PIK)		2/24/24		4,106	3,717	452
Gigamon, Inc.	(e)	Software & Services	L+850	1.0%	12/26/25		50,000	49,165	50,750
Ivanti Software, Inc.	(e)	Software & Services	L+900	1.0%	1/20/25		20,000	19,753	19,416
LBM Borrower, LLC		Capital Goods	L+925	1.0%	8/20/23		27,300	27,169	27,505
LifeScan Global Corp.	(e)(f)	Health Care Equipment & Services	L+950		10/1/25		5,000	4,800	4,800
MLN US Holdco LLC	(e)(f)	Software & Services	L+875		7/13/26		22,500	22,050	22,350
NGS US Finco, LLC	(f)	Energy	L+850	1.0%	4/1/26		30,000	29,550	30,600
UFC Holdings, LLC	(e)	Media	L+750	1.0%	8/18/24		25,000	24,811	25,336
Total Senior Secured Loans—Second Lien								238,788	242,109

Senior Secured Bonds—22.6%
BlueLine Rental Finance Corp.	(n)(o)	Capital Goods	9.3%		3/15/24		48,572	48,877	51,213
CITGO Petroleum Corp.	(n)(o)	Energy	10.8%		2/15/20		41,960	42,233	44,635
CSVC Acquisition Corp.	(m)(n)(o)	Diversified Financials	7.8%		6/15/25		40,272	35,963	34,760

See notes to unaudited consolidated schedule of investments.

3

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2018

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Frontier Communications Corp.	(n)(o)	Telecommunication Services	8.5%		4/1/26	$5,000	$5,000	$4,730
Gogo Intermediate Holdings LLC	(n)(o)	Software & Services	12.5%		7/1/22	69,900	71,890	76,653
Hexion Inc.	(o)	Materials	10.0%		4/15/20	2,400	2,348	2,361
J. Crew Brand, LLC	(n)(o)	Retailing	13.0%		9/15/21	33,259	33,042	39,356
JC Penney Corp., Inc.	(n)(o)	Retailing	5.9%		7/1/23	8,500	7,816	7,514
JW Aluminum Co.	(n)(o)	Materials	10.3%		6/1/26	30,000	30,000	30,038
K. Hovnanian Enterprises, Inc.	(n)(o)	Consumer Durables & Apparel	10.0%		7/15/22	15,173	15,635	15,160
K. Hovnanian Enterprises, Inc.	(n)(o)	Consumer Durables & Apparel	10.5%		7/15/24	34,853	36,503	33,568
Navios Logistics Finance, Inc.	(n)(o)	Transportation	7.3%		5/1/22	18,000	17,234	16,819
Total Senior Secured Bonds							346,541	356,807

Subordinated Debt—24.9%
Ascent Resources Utica Holdings, LLC	(n)(o)	Energy	10.0%		4/1/22	17,000	17,000	19,157
Avantor, Inc.	(n)(o)	Materials	9.0%		10/1/25	50,171	50,285	51,851
CIS General Insurance Ltd.	(o)	Insurance	12.0%		5/8/25	£55,200	81,681	82,275
Diamond Resorts International, Inc.	(n)(o)	Consumer Services	10.8%		9/1/24	$24,860	24,335	24,223
Digicel Group, Ltd.	(n)(o)	Telecommunication Services	6.0%		4/15/21	5,000	4,631	4,650
Eclipse Resources Corp.	(m)	Energy	8.9%		7/15/23	25,095	23,960	25,597
Enviva Partners, LP	(o)	Energy	8.5%		11/1/21	73,550	76,209	76,676
iHeartCommunications, Inc.	(i)(o)(p)	Media	7.3%		10/15/27	4,467	1,923	1,128
Kronos Acquisition Holdings Inc.	(n)(o)	Household & Personal Products	9.0%		8/15/23	44,050	41,388	41,572
PriSo Acquisition Corp.	(n)(o)	Capital Goods	9.0%		5/15/23	36,867	36,629	38,261
SunGard Availability Services Capital, Inc.	(n)(o)	Software & Services	8.8%		4/1/22	37,860	28,365	18,299
Uniti Group LP	(n)(o)	Real Estate	7.1%		12/15/24	6,000	5,536	5,513
Uniti Group LP	(o)	Real Estate	8.3%		10/15/23	4,000	3,855	3,867
Total Subordinated Debt							395,797	393,069

Collateralized Securities—2.9%
Deutsche Bank AG Frankfurt	(m)(n)(v)	Diversified Financials	11.9%		1/28/24	10,007	9,772	10,032
Deutsche Bank AG Frankfurt	(m)(n)(v)	Diversified Financials	14.3%		10/20/26	35,000	34,797	35,438
Total Collateralized Securities							44,569	45,470

See notes to unaudited consolidated schedule of investments.

4

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2018

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Number of Shares / Contracts	Cost	Fair Value(d)
Equity/Other—9.8%
Aspect Software Parent, Inc., Common Equity	(i)(v)(w)	Software & Services		832,637	$39,206	$—
Avantor, Inc., Warrants, 11/21/2024	(i)(v)	Materials		39,135	2,752	3,390
Avantor, Inc., Preferred Equity	(m)(v)	Materials	12.5% PIK (12.5% Max PIK)	604,230	55,838	63,499
Avaya Inc., Common Equity	(i)(o)	Technology Hardware & Equipment		1,005,245	19,562	22,256
Chinos Holdings, Inc., Series A Preferred Equity	(m)(v)	Retailing	5.0%, 2.0% PIK (2.0% Max PIK)	181,026	5,684	724
Chinos Holdings, Inc., Common Equity	(i)(v)	Retailing		1,618,652	177	—
Enviva Partners, LP, Common Equity	(m)	Energy		643,596	10,975	20,466
Fairway Group Holdings Corp., Common Equity	(i)(v)(w)	Food & Staples Retailing		76,517	2,458	—
Federal Home Loan Mortgage Corp., Preferred Equity	(i)(m)	Real Estate	5.1%	5,915	44	47
Federal Home Loan Mortgage Corp., Series F Preferred Equity	(i)(m)	Real Estate	5.0%	18,232	303	147
Federal Home Loan Mortgage Corp., Series S Preferred Equity	(i)(m)	Real Estate	4.0%	27,893	204	220
Federal Home Loan Mortgage Corp., Series V Preferred Equity	(i)(m)	Real Estate	5.6%	66,000	632	290
Federal Home Loan Mortgage Corp., Series X Preferred Equity	(i)(m)	Real Estate	6.0%	235,388	1,018	1,047
Federal Home Loan Mortgage Corp., Series Z Preferred Equity	(i)(m)	Real Estate	7.9%	855,946	6,301	4,562
Federal National Mortgage Association, Series 2004-1 Preferred Equity	(i)(m)	Real Estate	5.4%	48	810	792
Federal National Mortgage Association, Series F Preferred Equity	(i)(m)	Real Estate	CMT-16	14,833	259	127
Federal National Mortgage Association, Series H Preferred Equity	(i)(m)	Real Estate	5.8%	25,804	392	220
Federal National Mortgage Association, Series R Preferred Equity	(i)(m)	Real Estate	7.6%	62,934	595	313
Federal National Mortgage Association, Series S Preferred Equity	(i)(m)	Real Estate	7.8%	428,648	2,120	2,362
Federal National Mortgage Association, Series T Preferred Equity	(i)(m)	Real Estate	8.3%	126,829	753	679
iPath S&P 500 VIX Short-Term Futures ETN, Call Option, Strike: $45.00	(i)(m)(s)	Diversified Financials		20,000	1,384	636
iShares Trust - iShares Russell 2000 ETF, Put Option, Strike: $158.00	(i)(m)(r)	Diversified Financials		6,250	1,433	141
iShares Trust - iShares Russell 2000 ETF, Put Option, Strike: $160.00	(i)(m)(s)	Diversified Financials		5,700	1,489	680
iShares Trust - iShares Russell 2000 ETF, Put Option, Strike: $161.00	(i)(m)(t)	Diversified Financials		2,875	642	631
Northern Oil and Gas, Inc., Put Option, Strike: $2.00	(i)(m)(u)	Energy		15,000	180	169
Northern Oil and Gas, Inc., Common Equity	(i)	Energy		3,057,559	10,548	12,230
Northern Oil and Gas, Inc., Warrants, 4/30/2019	(i)(v)	Energy		1	1,930	1,318
Ridgeback Resources Inc., Common Equity	(i)(v)	Energy		1,960,162	12,044	13,537
Selecta Group B.V., Contingent Value Notes	(h)(i)	Retailing		190	3	2
Selecta Group B.V., Warrants, 6/20/2020	(h)(i)	Retailing		98	2	2

See notes to unaudited consolidated schedule of investments.

5

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2018

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Number of Shares / Contracts	Cost	Fair Value(d)
SPDR S&P 500 ETF Trust, Put Option, Strike: $266.00	(i)(m)(r)	Diversified Financials		3,750	$1,028	$91
SPDR S&P 500 ETF Trust, Put Option, Strike: $271.00	(i)(m)(s)	Diversified Financials		3,200	983	362
SPDR S&P 500 ETF Trust, Put Option, Strike: $276.00	(i)(m)(t)	Diversified Financials		1,750	438	519
TE Holdings, LLC, Preferred Equity		Energy	8.0% PIK (8.0% Max PIK)	216,711	2,164	1,409
TE Holdings, LLC, Common Equity	(i)(q)	Energy		326,925	2,779	327
White Star Petroleum Holdings, LLC, Common Equity	(i)(q)(v)	Energy		2,969,914	2,524	1,262
Total Equity/Other					189,654	154,457
TOTAL INVESTMENTS—120.6%					$1,943,075	1,904,120
Liabilities in Excess of Other Assets—(20.6%)	(j)					(324,966)
NET ASSETS—100.0%						$1,579,154

Shares Outstanding						198,624,593
Net Asset Value per Common Share at End of Period						$7.95

Investments Sold Short

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Proceeds	Fair Value(d)
Investments Sold Short—(1.1%)
iShares iBoxx $ High Yield Corporate Bond ETF, Common Equity	(i)(m)	Diversified Financials	(200,000)	$(17,088)	$(17,288)
Total Investments Sold Short				$(17,088)	$(17,288)

Options Written

Description	Put / Call	Strike	Expiration Date	Number of Contracts	Premiums Received	Fair Value(d)
iPath S&P 500 VIX Short-Term Futures ETN	Call Option	$60.00	11/16/18	(20,000)	$(716)	$(189)
iShares Trust - iShares Russell 2000 ETF	Put Option	$142.00	10/19/18	(6,250)	(380)	(16)
iShares Trust - iShares Russell 2000 ETF	Put Option	$144.00	12/21/18	(2,875)	(152)	(163)
iShares Trust - iShares Russell 2000 ETF	Put Option	$145.00	11/16/18	(5,700)	(466)	(153)
SPDR S&P 500 ETF	Put Option	$240.00	10/19/18	(3,750)	(325)	(32)
SPDR S&P 500 ETF	Put Option	$245.00	11/16/18	(3,200)	(325)	(94)
SPDR S&P 500 ETF	Put Option	$248.00	12/21/18	(1,750)	(131)	(149)
Total Options Written					$(2,495)	$(796)

See notes to unaudited consolidated schedule of investments.

6

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2018

(in thousands, except share and per share amounts)

Forward Foreign Currency Exchange Contracts

Counterparty	Contract Settlement Date	Currency to be Received	Value	Currency to be Delivered	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	10/19/18	USD	30,566	CAD	39,650	$(127)
JPMorgan Chase Bank, N.A.	10/22/18	USD	83,192	GBP	63,200	624
						$497

CAD—Canadian Dollar.

GBP—British Pound.

USD—U.S. Dollar.

Centrally Cleared Credit Default Swaps on Corporate Issues—Sell Protection

Reference Entity	Counterparty	Implied Credit Spread at September 30, 2018(k)	Industry	Fixed Deal Receive Rate	Maturity	Notional(l)	Fair Value(d)	Unamortized Premiums Received	Unrealized Appreciation (Depreciation)
Frontier Communications Corp.	JPMorgan Chase Bank, N.A.	9.3%	Telecommunication Services	5.0%	6/20/20	$8,000	$(515)	$(1,034)	$519
Frontier Communications Corp.	JPMorgan Chase Bank, N.A.	10.0%	Telecommunication Services	5.0%	12/20/20	$43,000	(3,967)	(5,817)	1,850
							$(4,482)	$(6,851)	$2,369

(a)	Security may be an obligation of one or more entities affiliated with the named company.
(b)	Certain variable rate securities in FS Global Credit Opportunities Fund’s (the “Fund”) portfolio bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of September 30, 2018, the three-month London Interbank Offered Rate (“L”) was 2.40% and the two-year Constant Maturity Treasury Rate (“CMT”) was 2.81%. PIK means paid-in-kind.
(c)	Denominated in U.S. dollars, unless otherwise noted.
(d)	Fair value is determined by the Fund’s board of trustees. For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.
(e)	Security or portion thereof held by Dauphin Funding LLC (“Dauphin Funding”), a wholly-owned subsidiary of the Fund, and is pledged as collateral supporting the amounts outstanding under Dauphin Funding's revolving credit facility with Deutsche Bank AG, New York Branch.
(f)	Position or portion thereof unsettled as of September 30, 2018.
(g)	Security is an unfunded loan commitment.
(h)	Security or portion thereof held by FS Global Credit Opportunities (Luxembourg) S.à r.l., a wholly-owned subsidiary of the Fund.
(i)	Security is non-income producing.
(j)	Includes the effect of investments sold short, credit default swap positions, forward foreign currency exchange contracts and options written.
(k)	Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required in connection with the entrance into the agreement. Wider credit spreads generally represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring, as defined under the terms of the applicable agreement.

See notes to unaudited consolidated schedule of investments.

7

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2018

(in thousands, except share and per share amounts)

(l)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the applicable agreement.
(m)	Security or portion thereof pledged as collateral supporting the amounts outstanding under the Fund’s prime brokerage facility with JPMorgan Chase Bank, N.A.
(n)	Restricted security as to resale. As of September 30, 2018, the Fund held 38.2% of its net assets, with a fair value of $603,442, in restricted securities.
(o)	Security or portion thereof held by Bucks Funding, a wholly-owned subsidiary of the Fund, and is pledged as collateral supporting the amounts outstanding under Bucks Funding’s prime brokerage facility with BNP Paribas Prime Brokerage International, Ltd. (“BNP PBIL”). Securities held by Bucks Funding may be rehypothecated from time to time as permitted by Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to the terms and conditions governing Bucks Funding’s prime brokerage facility with BNP PBIL.
(p)	Security was on non-accrual status as of September 30, 2018.
(q)	Security held within FS Global Investments, Inc., a wholly-owned subsidiary of the Fund.
(r)	Options expire on October 19, 2018.
(s)	Options expire on November 16, 2018.
(t)	Options expire on December 21, 2018.
(u)	Options expire on March 15, 2019.
(v)	Security is classified as Level 3 in the Fund’s fair value hierarchy.
(w)	Under the Investment Company Act of 1940, as amended, the Fund generally is deemed to be an “affiliated person” of a portfolio company if it owns 5% or more of the portfolio company’s voting securities and generally is deemed to “control” a portfolio company if it owns more than 25% of the portfolio company’s voting securities or it has the power to exercise control over the management or policies of such portfolio company. As of September 30, 2018, the Fund held investments in portfolio companies of which it is deemed to be an “affiliated person” but is not deemed to “control”. The following table presents certain information with respect to such portfolio companies for the nine months ended September 30, 2018:

Portfolio Company	Fair Value at December 31, 2017	Purchases and Paid-in-kind Interest	Sales and Repayments	Accretion of Discount	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Fair Value at September 30, 2018	Interest Income	Fee Income
Senior Secured Loans—First Lien
Aspect Software, Inc.	$3,559	$—	$(3,559)	$—	$—	$—	$—	$208	$—
Aspect Software, Inc.	6,395	136	(135)	—	—	(267)	6,129	651	205
Aspect Software, Inc.	(1,296)	1,296	(1,296)	—	—	1,296	—	18	—
Aspect Software, Inc.	—	9,366	(113)	—	—	(1,052)	8,201	319	—
Fairway Group Acquisition Co.	967	39	—	—	—	(496)	510	43	—
Fairway Group Acquisition Co.	6,594	546	—	—	—	(196)	6,944	609	—
Fairway Group Acquisition Co.(1)	—	493	—	—	—	7	500	10	96
Fairway Group Acquisition Co.	—	2,480	(124)	2	—	160	2,518	35	—
Senior Secured Loans—Second Lien
Fairway Group Acquisition Co.	851	38	—	—	—	(437)	452	42	—
Equity/Other
Aspect Software, Inc., Common Equity	—	—	—	—	—	—	—	—	—
Fairway Group Holdings Corp., Common Equity	—	—	—	—	—	—	—	—	—
Total	$17,070	$14,394	$(5,227)	$2	$—	$(985)	$25,254	$1,935	$301

_________________

(1)	Security includes a partially unfunded commitment with an amortized cost of $1,101 and a fair value of $1,101.

See notes to unaudited consolidated schedule of investments.

8

FS Global Credit Opportunities Fund

Notes to Unaudited Consolidated Schedule of Investments

(in thousands, except share and per share amounts)

Investment Portfolio

The information contained in this section should be read in conjunction with the Fund’s audited consolidated financial statements contained in its annual report for the fiscal year ended December 31, 2017 and its unaudited consolidated financial statements contained in its semi-annual report for the semi-annual period ended June 30, 2018.

The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of September 30, 2018:

	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Senior Secured Loans—First Lien	$727,726	$712,208	37%
Senior Secured Loans—Second Lien	238,788	242,109	13%
Senior Secured Bonds	346,541	356,807	19%
Subordinated Debt	395,797	393,069	21%
Collateralized Securities	44,569	45,470	2%
Equity/Other	189,654	154,457	8%
Total	$1,943,075	$1,904,120	100%
Investments Sold Short	$(17,088)	$(17,288)

(1)	Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned more than 25% of its voting securities or had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.

As of September 30, 2018, the Fund did not “control” any of its portfolio companies. As of September 30, 2018, the Fund held investments in two portfolio companies of which it is deemed to be an “affiliated person” but is not deemed to “control.” For additional information with respect to such portfolio companies, see footnote (w) to the unaudited consolidated schedule of investments as of September 30, 2018 in this report on Form N-Q.

The Fund’s investment portfolio may contain loans that are in the form of lines of credit or revolving credit facilities, which require the Fund to provide funding when requested by portfolio companies in accordance with the terms of the underlying loan agreements. As of September 30, 2018, the Fund had two senior secured loan investments with aggregate unfunded commitments of $19,101. The Fund maintains sufficient cash on hand and/or available borrowings to fund such unfunded commitments should the need arise.

9

FS Global Credit Opportunities Fund

Notes to Unaudited Consolidated Schedule of Investments (continued)

(in thousands, except share and per share amounts)

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of September 30, 2018:

Industry Classification	Fair Value	Percentage of Portfolio
Capital Goods	$215,468	11%
Consumer Durables & Apparel	51,215	3%
Consumer Services	121,180	6%
Diversified Financials	129,141	7%
Energy	299,590	16%
Food & Staples Retailing	10,924	1%
Health Care Equipment & Services	54,591	3%
Household & Personal Products	41,572	2%
Insurance	82,275	4%
Materials	151,139	8%
Media	74,431	4%
Real Estate	20,186	1%
Retailing	130,011	7%
Software & Services	328,377	17%
Technology Hardware & Equipment	128,923	7%
Telecommunication Services	28,576	1%
Transportation	36,521	2%
Total	$1,904,120	100%

The table below describes the geographic concentration of the Fund’s investment portfolio and enumerates the percentage, by fair value, of the total portfolio assets in such geographic locations as of September 30, 2018:

Geographic Location(1)	Fair Value	Percentage of Portfolio
United States	$1,708,752	90%
Europe	154,610	8%
Other	40,758	2%
Total	$1,904,120	100%

(1) Geographic location based on the portfolio company's headquarters or principal place of business.

Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an asset or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes valuation techniques that maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.

Level 3: Inputs that are unobservable for an asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

10

FS Global Credit Opportunities Fund

Notes to Unaudited Consolidated Schedule of Investments (continued)

(in thousands, except share and per share amounts)

As of September 30, 2018, the Fund’s investments were categorized as follows in the fair value hierarchy:

Valuation Inputs
Level 1—Price quotations in active markets	$68,987
Level 2—Significant other observable inputs	1,637,593
Level 3—Significant unobservable inputs	197,540
Total	$1,904,120

As of September 30, 2018, the Fund’s investments sold short, forward foreign currency exchange contracts, options written and credit default swaps were categorized as follows in the fair value hierarchy:

Valuation Inputs	Asset	Liability
Level 1—Price quotations in active markets	$—	$(17,288)
Level 2—Significant other observable inputs	624	(923)
Level 3—Significant unobservable inputs	—	(4,482)
Total	$624	$(22,693)

The following is a reconciliation for the nine months ended September 30, 2018 of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Senior Secured Loans—First Lien	Senior Secured Loans—Second Lien	Senior Secured Bonds	Subordinated Debt	Collateralized Securities	Equity/ Other	Total
Fair value at beginning of period	$505,379	$256,162	$385,119	$573,156	$68,587	$104,368	$1,892,771
Accretion of discount (amortization of premium)	3	—	—	—	—	322	325
Net realized gain (loss)	(30)	—	13	—	2,133	—	2,116
Net change in unrealized appreciation (depreciation)	37,051	(4,595)	(12,328)	21,492	(1,837)	13,158	52,941
Purchases	19,553	—	—	—	—	1,930	21,483
Paid-in-kind interest	796	—	—	—	—	5,740	6,536
Sales and repayments	(5,677)	—	(794)	—	(23,413)	—	(29,884)
Net transfers in or out of Level 3(1)	(488,735)	(251,567)	(372,010)	(594,648)	—	(41,788)	(1,748,748)
Fair value at end of period	$68,340	$—	$—	$—	$45,470	$83,730	$197,540
The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$(2,649)	$—	$—	$—	$(8)	$7,156	$4,499

(1)	As of June 30, 2018, the Fund determined to classify investments whose valuations were obtained from independent third-party pricing services as Level 2 in the fair value hierarchy as the Fund identified significant other observable inputs in these market quotations. It is the Fund’s policy to recognize transfers between levels at the beginning of the reporting period.

11

FS Global Credit Opportunities Fund

Notes to Unaudited Consolidated Schedule of Investments (continued)

(in thousands, except share and per share amounts)

The following is a reconciliation for the nine months ended September 30, 2018 of credit default swaps—buy protection for which significant unobservable inputs (Level 3) were used in determining fair value:

Fair value at beginning of period	$2,737
Net realized gain (loss)	(788)
Net change in unrealized appreciation (depreciation)	(1,988)
Swap premiums paid	—
Coupon payments paid	149
Premiums received on exit	(110)
Net transfers in or out of Level 3	—
Fair value at end of period	$—
The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to credit default swaps—buy protection still held at the reporting date	$—

The following is a reconciliation for the nine months ended September 30, 2018 of centrally cleared credit default swaps—sell protection for which significant unobservable inputs (Level 3) were used in determining fair value:

Fair value at beginning of period	$—
Net realized gain (loss)	3,830
Net change in unrealized appreciation (depreciation)	2,369
Swap premiums received	(9,060)
Coupon payments received	(1,621)
Premiums paid on exit	—
Net transfers in or out of Level 3	—
Fair value at end of period	$(4,482)
The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to centrally cleared credit default swaps—sell protection still held at the reporting date	$2,369

12

Item 2. Controls and Procedures.

(a)	The Company’s principal executive officer and principal financial officer have evaluated the Company’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing of this Form N-Q and have concluded that the Company’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported timely.

(b)	There was no change in the Company’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Company’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Company’s internal control over financial reporting.

Item 3. Exhibits.

The certifications of the Company’s principal executive officer and principal financial officer required by Rule 30a-2(a) under the 1940 Act are included herein.

13

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FS Global Credit Opportunities Fund—A

By:	/s/ MICHAEL C. FORMAN
	Name:	Michael C. Forman
	Title:	President and Chief Executive Officer
	Date:	November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ MICHAEL C. FORMAN
	Name:	Michael C. Forman
	Title:	President and Chief Executive Officer
(Principal Executive Officer)
	Date:	November 29, 2018

By:	/s/ EDWARD T. GALLIVAN, Jr.
	Name:	Edward T. Gallivan, Jr.
	Title:	Chief Financial Officer
(Principal Financial Officer)
	Date:	November 29, 2018